Note 14 - Stock-based Compensation	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
14.	Stock-based compensation

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Common Share. All Common Shares issued are new shares. As at December 31, 2022, there were 557,850 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the year ended December 31, 2022 is as follows:

			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	1,951,035	$104.41
Granted	600,000	148.72
Exercised	(213,462)	57.58
Shares issuable under options - December 31, 2022	2,337,573	$120.06	2.5	$38,459
Options exercisable - End of period	997,476	$98.00	1.5	$30,465

The Company incurred stock-based compensation expense related to these awards of $18,046 during the year ended December 31, 2022 (2021 - $14,746).

As at December 31, 2022, the range of option exercise prices was $66.31 to $162.25 per share. Also as at December 31, 2022, the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were $38,459 and 1.23 years, respectively.

The following table summarizes information about option exercises during year ended December 31, 2022:

2022

Number of options exercised	213,462

Aggregate fair value	$29,529
Intrinsic value	17,233
Amount of cash received	12,296

As at December 31, 2022, there was $17,414 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next 4 years. During the year ended December 31, 2022, the fair value of options vested was $12,623 (2021 - $9,789).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

2022

Risk free rate	1.8%
Expected life in years	4.11
Expected volatility	30.8%
Dividend yield	0.6%

Weighted average fair value per option granted	$33.29

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four years.